Property, plant and equipment, net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 7,325,218	$ 7,675,855
Less: Accumulated depreciation	(5,495,957)	(5,571,908)
Property, Plant and Equipment, Net, Total	1,829,261	2,103,947
Buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,987,014	5,228,347
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,250,731	1,307,356
Electronic equipment
Property, Plant and Equipment [Line Items]
Subtotal	196,006	203,305
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	46,094	48,440
Automobiles
Property, Plant and Equipment [Line Items]
Subtotal	518,606	545,006
Construction in progress
Property, Plant and Equipment [Line Items]
Subtotal	$ 326,767	$ 343,401